FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	9 Months Ended
Sep. 30, 2014
Financial Instruments And Risk Management Tables [Abstract[
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivative instrument disclosure

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	September 30,	December 31,
	2014	2013
	U.S. $ in millions

Interest rate swap - fair value hedge *	$2,250	$2,500

Cross currency swap - cash flow hedge	1,875	1,875

Forecasted transactions - cash flow hedge	320	300

The following table summarizes the classification and fair values of derivative instruments:
		Fair value
	Reported under	September 30, 2014	December 31, 2013

		U.S. $ in millions
Asset derivatives - interest rate swap - fair value hedge designated as hedging instruments	Other current assets	$-	$2

Liability derivatives - interest rate swap - fair value hedge designated as hedging instruments *	Senior notes and loans	(102)	(233)

Liability derivatives - cross currency swap - cash flow hedge designated as hedging instruments	Senior notes and loans	(65)	(203)

Liability derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current liabilities	(39)	(17)
Asset derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current assets	55	28